Vessel in Operation, Net - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,299	$ 1,611
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,092,997	1,761,440
Cost, Additions	6,444	2,208
Cost, Transfer in from vessels under construction		331,121
Cost, Disposals	(10,163)	(1,492)
Cost, Reduction in contract cost of newbuild vessels		(280)
Cost, ending balance	2,089,278	2,092,997
Accumulated Depreciation, beginning balance	352,858	281,081
Accumulated Depreciation, Charge for the period	75,718	73,269
Accumulated Depreciation, Disposals for the period	(10,163)	(1,492)
Accumulated Depreciation, ending balance	418,413	352,858
Net Book Value, ending balance	1,670,865	1,740,139	$ 1,480,359
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,056,722	1,727,491
Cost, Additions	648	1,940
Cost, Transfer in from vessels under construction		327,571
Cost, Reduction in contract cost of newbuild vessels		(280)
Cost, ending balance	2,057,370	2,056,722
Accumulated Depreciation, beginning balance	332,708	268,677
Accumulated Depreciation, Charge for the period	67,809	64,031
Accumulated Depreciation, ending balance	400,517	332,708
Net Book Value, ending balance	1,656,853	1,724,014	1,458,814
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	36,275	33,949
Cost, Additions	5,796	268
Cost, Transfer in from vessels under construction		3,550
Cost, Disposals	(10,163)	(1,492)
Cost, ending balance	31,908	36,275
Accumulated Depreciation, beginning balance	20,150	12,404
Accumulated Depreciation, Charge for the period	7,909	9,238
Accumulated Depreciation, Disposals for the period	(10,163)	(1,492)
Accumulated Depreciation, ending balance	17,896	20,150
Net Book Value, ending balance	$ 14,012	$ 16,125	$ 21,545